Significant accounting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2024 CAD ($) category
Concentration Risk [Line Items]
Number of categories | category	3
Accounts receivable – holdback percentage	10.00%
Goodwill impairment	$ 0
Impairment of long-lived assets	$ 0